Supplement to the
Fidelity® Emerging Markets Discovery Fund and Fidelity Total Emerging Markets Fund
October 17, 2011
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 9.

Greg Lee (co-manager) has managed the fund since May 2012.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 30.

Greg Lee is co-manager of Fidelity Total Emerging Markets Fund, which he has managed since May 2012. He also manages other funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Lee interned at American Century Investments while pursuing his MBA at New York University.

EMD-TEK-12-01 May 18, 2012
1.942952.100

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Class A, Class T, and Class C
October 17, 2011
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Greg Lee (co-manager) has managed the fund since May 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

Greg Lee is co-manager of the fund, which he has managed since May 2012. He also manages other funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Lee interned at American Century Investments while pursuing his MBA at New York University.

ATEK-12-01 May 18, 2012
1.942953.100

Supplement to the
Fidelity Advisor® Total Emerging Markets Fund
Institutional Class
October 17, 2011
Prospectus

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 5.

Greg Lee (co-manager) has managed the fund since May 2012.

The following information supplements the biographical information found in the "Fund Management" section on page 25.

Greg Lee is co-manager of the fund, which he has managed since May 2012. He also manages other funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Lee interned at American Century Investments while pursuing his MBA at New York University.

ATEKI-12-01 May 18, 2012
1.942954.100

Supplement to the
Fidelity® Series Emerging Markets Fund,
Fidelity Series International Growth Fund,
Fidelity Series International Small Cap Fund,
and Fidelity Series International Value Fund
December 30, 2011
Prospectus

The following information supplements similar information for Fidelity Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

Greg Lee (co-manager) has managed the fund since May 2012.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 30.

Greg Lee is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since May 2012. He also manages other funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Lee interned at American Century Investments while pursuing his MBA at New York University.

GSV-S-12-01 May 18, 2012
1.928460.102

Supplement to the
Fidelity® Series Emerging Markets Fund,
Fidelity Series International Growth Fund,
Fidelity Series International Small Cap Fund,
and Fidelity Series International Value Fund
Class F
December 30, 2011
Prospectus

The following information supplements similar information for Fidelity Series Emerging Markets Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" beginning on page 5.

Greg Lee (co-manager) has managed the fund since May 2012.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 30.

Greg Lee is co-manager of Fidelity Series Emerging Markets Fund, which he has managed since May 2012. He also manages other funds. Prior to joining Fidelity Investments in 2007 as a research analyst, Mr. Lee interned at American Century Investments while pursuing his MBA at New York University.

GSV-F-12-01 May 18, 2012
1.928461.102